Condensed Statement of Operations (Unaudited) - USD ($)	3 Months Ended	5 Months Ended		6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025		Jun. 30, 2026
General and administrative costs	$ 1,281,804	$ 1,260,211		$ 1,555,530
Loss from operations	(1,281,804)	(1,260,211)		(1,555,530)
Other income:
Interest income on marketable securities held in Trust Account	2,119,699	1,376,013		4,128,353
Unrealized gain on marketable securities held in Trust Account		91,876
Total other income	2,119,699	1,467,889		4,128,353
Net income	$ 837,895	$ 207,678		$ 2,572,823
Class A Ordinary Shares
Other income:
Weighted average shares outstanding, basic	23,660,000	8,576,750		23,660,000
Weighted average shares outstanding, diluted	23,660,000	8,576,750		23,660,000
Basic net income per share	$ 0.03	$ 0.01		$ 0.08
Diluted net income per share	$ 0.03	$ 0.01		$ 0.08
Class B Ordinary Shares
Other income:
Weighted average shares outstanding, basic	7,666,667	7,029,167	[1]	7,666,667
Weighted average shares outstanding, diluted	7,666,667	7,235,417	[1]	7,666,667
Basic net income per share	$ 0.03	$ 0.01		$ 0.08
Diluted net income per share	$ 0.03	$ 0.01		$ 0.08

[1]	On November 3, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 1,000,000 Founder Shares are no longer subject to forfeiture (Note 5).